Consolidated Statements of Operations (Unaudited) (Q2) (Quarter 2 [Member], USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
General and administrative expenses	$ 583,281	$ 40,912	$ 937,828	$ 63,725
Loss from operations	(583,281)	(40,912)	(937,828)	(63,725)
Other income (expense)
Interest expense	(477,616)	(8,694)	(814,248)	(15,455)
Derivative expenses	(568,485)		568,485
Change in fair value of embedded derivative liabilities	134,887		(224,667)
Other income
Other expense	(218,143)		(218,144)
Total other expense - net	(1,129,357)	(8,694)	(1,376,210)	(15,455)
Net loss including noncontrolling interest	(1,712,638)	(49,606)	(2,314,038)	(79,180)
Less: net loss attributable to noncontrolling interest	(17,444)	(2,803)	(27,768)	(4,474)
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (1,695,194)	$ (46,803)	$ (2,286,270)	$ (74,706)
Net loss per share - basic and diluted	$ (0.05)	$ 0.00	$ (0.07)	$ 0.00
Weighted average number of common shares outstanding during the period - basic and diluted	35,105,787	31,133,000	34,811,924	31,133,000